Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31,
	2014	2013
Trade receivables	$497,538	$584,160
Non-income tax receivables	75,083	94,069
Other receivables	34,713	45,119
Less: allowance for doubtful accounts	(6,268)	(5,866)

Total	$601,066	$717,482